UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity:Other - 36.4%
Diversified/Specialty - 26.5%
British Land Co. PLC	208,477	$1,784,464
Canadian Real Estate Investment Trust	22,390	949,431
CapitaLand Ltd.	324,000	784,169
Cheung Kong Holdings Ltd.	52,000	711,324
China Overseas Land & Investment Ltd.	270,000	612,114
Cofinimmo	5,070	557,146
Dexus Property Group	326,615	323,243
Digital Realty Trust, Inc.	15,870	1,182,474
Duke Realty Corp.	34,330	497,785
Dundee Real Estate Investment Trust (a)	29,951	1,161,883
Evergrande Real Estate Group Ltd. (a)	2,023,000	779,381
GPT Group	63,780	231,498
Hang Lung Properties Ltd.	131,000	448,000
Henderson Land Development Co., Ltd.	60,000	370,136
Kerry Properties Ltd.	139,000	664,658
Land Securities Group PLC	65,605	823,137
Lexington Realty Trust (a)	74,180	695,808
Mapletree Commercial Trust	389,000	343,669
Mitsubishi Estate Co., Ltd.	150,000	2,646,883
Mitsui Fudosan Co., Ltd.	161,000	3,008,839
New World Development Co., Ltd.	1,173,579	1,466,781
Soho China Ltd.	728,000	462,751
Sumitomo Realty & Development Co., Ltd.	66,000	1,621,594
Sun Hung Kai Properties Ltd.	212,855	2,770,657
Suntec Real Estate Investment Trust	917,000	1,064,526
Swire Properties Ltd.	316,000	906,018
Telecity Group PLC	49,801	687,730
Tokyu Land Corp.	159,000	785,114
United Urban Investment Corp.	406	454,825
UOL Group Ltd.	243,616	1,032,152
Vornado Realty Trust	27,790	2,255,714
Weyerhaeuser Co.	57,120	1,422,859
Wharf Holdings Ltd.	303,000	1,880,151

		35,386,914

Health Care - 7.8%
Chartwell Seniors Housing Real Estate Investment Trust	76,880	807,211
HCP, Inc.	46,550	2,134,783
Health Care REIT, Inc.	33,191	1,939,682
LTC Properties, Inc.	19,610	661,641
Omega Healthcare Investors, Inc.	39,220	942,065
Senior Housing Properties Trust	21,920	484,870
Ventas, Inc.	52,370	3,429,711

		10,399,963

Triple Net - 2.1%
Entertainment Properties Trust	35,600	1,623,004
National Retail Properties, Inc.	27,900	866,574
Realty Income Corp.	9,820	413,717

		2,903,295

		48,690,172

Company	Shares	U.S. $ Value
Retail - 26.0%
Regional Mall - 10.8%
CBL & Associates Properties, Inc.	18,850	$402,824
General Growth Properties, Inc.	132,890	2,734,876
Glimcher Realty Trust	84,120	881,578
Simon Property Group, Inc.	43,898	6,966,613
Westfield Group	341,722	3,512,567

		14,498,458

Shopping Center/Other Retail - 15.2%
Aeon Mall Co., Ltd.	40,700	953,594
American Realty Capital Trust, Inc.	144,220	1,701,796
Citycon Oyj	113,720	344,092
Corio NV	26,122	1,112,532
DDR Corp.	37,485	570,522
Eurocommercial Properties NV	22,700	800,531
Inland Real Estate Corp.	38,090	312,338
Japan Retail Fund Investment Corp.	506	866,370
Kimco Realty Corp.	23,910	485,851
Klepierre	37,543	1,208,637
Link REIT (The)	213,261	951,287
Mercialys SA	34,610	710,070
Regency Centers Corp.	27,040	1,324,960
Retail Opportunity Investments Corp. (a)	113,019	1,420,649
RioCan Real Estate Investment Trust (Toronto)	14,589	408,773
Tanger Factory Outlet Centers	34,260	1,149,423
Unibail-Rodamco SE	18,841	3,832,026
Weingarten Realty Investors	16,080	449,115
Westfield Retail Trust	557,110	1,667,578

		20,270,144

		34,768,602

Residential - 14.5%
Multi-Family - 10.9%
Ascott Residence Trust	535,000	536,804
Associated Estates Realty Corp.	74,140	1,127,669
AvalonBay Communities, Inc.	9,490	1,343,025
Berkeley Group Holdings PLC (b)	29,810	684,012
Boardwalk Real Estate Investment Trust	6,750	440,573
Brookfield Incorporacoes SA	189,600	380,153
China Vanke Co., Ltd.-Class B	492,100	617,446
Equity Residential	45,150	2,727,060
GSW Immobilien AG	18,230	648,910
KWG Property Holding Ltd.	1,235,000	644,585
Mirvac Group	993,770	1,390,783
Northern Property Real Estate Investment Trust	26,300	849,497
Rossi Residencial SA	135,200	404,954
Stockland	563,260	1,856,175
UDR, Inc.	34,910	881,478

		14,533,124

Self Storage - 3.6%
CubeSmart	24,130	311,277
Extra Space Storage, Inc.	55,503	1,893,207
Public Storage	11,842	1,723,722
Sovran Self Storage, Inc.	14,870	845,359

		4,773,565

		19,306,689

Company	Shares	U.S. $ Value
Office - 12.2%
Office - 12.2%
Allied Properties Real Estate Investment Trust	23,992	$744,768
Boston Properties, Inc.	21,890	2,454,526
Brandywine Realty Trust	35,610	434,442
Castellum AB	43,486	580,323
Cominar Real Estate Investment Trust (a)	43,137	1,059,006
Commonwealth Property Office Fund	342,768	365,310
Corporate Office Properties Trust	22,690	507,348
Douglas Emmett, Inc.	44,768	1,073,984
Dundee International Real Estate Investment Trust (a)	32,154	345,433
Hongkong Land Holdings Ltd.	161,000	983,699
Hufvudstaden AB-Class A	80,910	992,275
Japan Excellent, Inc.	110	564,881
Japan Real Estate Investment Corp.	74	723,358
Kilroy Realty Corp.	23,482	1,108,585
Liberty Property Trust	16,980	626,222
Mack-Cali Realty Corp.	28,860	770,562
Nippon Building Fund, Inc.	81	821,087
Orix JREIT, Inc.	157	719,515
PSP Swiss Property AG (b)	4,980	462,855
SL Green Realty Corp.	11,407	919,404

		16,257,583

Industrials - 4.5%
Industrial Warehouse Distribution - 3.5%
Global Logistic Properties Ltd.	499,000	950,430
Hopewell Holdings Ltd.	111,000	356,849
Mapletree Logistics Trust	970,000	864,038
ProLogis, Inc.	44,404	1,517,285
Segro PLC	288,720	1,059,650

		4,748,252

Mixed Office Industrial - 1.0%
Goodman Group	312,133	1,290,198

		6,038,450

Lodging - 4.3%
Lodging - 4.3%
Far East Hospitality Trust (b)	532,000	420,393
FelCor Lodging Trust, Inc. (b)	287,256	1,332,868
Great Eagle Holdings Ltd.	209,000	579,846
Host Hotels & Resorts, Inc.	22,770	348,381
Intercontinental Hotels Group PLC	40,700	1,037,817
LaSalle Hotel Properties	10,900	297,025
Pebblebrook Hotel Trust	36,410	860,368
Strategic Hotels & Resorts, Inc. (b)	136,920	835,212

		5,711,910

Company	Shares	U.S. $ Value
Finance - 0.5%
Real Estate-Other - 0.5%
LPN Development PCL (NVDR)	477,700	$256,665
Supalai PCL (NVDR)	678,500	394,075

		650,740

Total Common Stocks (cost $111,068,263)		131,424,146

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (c) (cost $131,188)	131,188	131,188

Total Investments Before Security Lending Collateral for Securities Loaned - 98.5% (cost $111,199,451)		131,555,334

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 3.4%
Investment Companies - 3.4%
AllianceBernstein Exchange Reserves-Class I, 0.18% (c) (cost $4,584,500)	4,584,500	4,584,500

Total Investments - 101.9% (cost $115,783,951) (d)		136,139,834
Other assets less liabilities - (1.9)%		(2,563,240)

Net Assets - 100.0%		$133,576,594

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	AUD	341	USD	333	9/14/12	$(19,268)
Credit Suisse First Boston	USD	1,166	NOK	7,127	9/14/12	63,467
Deutsche Bank	EUR	760	USD	950	9/14/12	(5,770)
Deutsche Bank	USD	1,851	AUD	1,795	9/14/12	2,753
Deutsche Bank	USD	1,464	GBP	926	9/14/12	5,913
Deutsche Bank	USD	1,008	AUD	976	12/14/12	(8,636)
Goldman Sachs	USD	541	SEK	3,764	9/14/12	26,995
HSBC Securities Inc.	GBP	424	USD	671	9/14/12	(2,650)
HSBC Securities Inc.	JPY	26,200	USD	330	9/14/12	(4,730)
HSBC Securities Inc.	USD	778	NOK	4,718	9/14/12	36,024
HSBC Securities Inc.	USD	1,877	NOK	10,983	12/14/12	11,468
JPMorgan Chase Bank	JPY	121,327	USD	1,546	12/14/12	(5,363)
Royal Bank of Canada	CAD	1,097	USD	1,062	9/14/12	(50,349)
Royal Bank of Canada	EUR	2,578	USD	3,219	9/14/12	(23,709)
Royal Bank of Canada	USD	1,106	CAD	1,097	9/14/12	6,812
Royal Bank of Scotland	EUR	2,027	USD	2,488	9/14/12	(61,604)
Royal Bank of Scotland	JPY	31,042	USD	393	9/14/12	(3,192)
Royal Bank of Scotland	USD	631	GBP	404	9/14/12	10,579
Standard Chartered Bank	AUD	656	USD	643	9/14/12	(34,295)
Standard Chartered Bank	EUR	742	USD	944	9/14/12	10,854
UBS Securities LLC	USD	3,172	SEK	22,596	9/14/12	238,676

						$193,975

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,624,440 and gross unrealized depreciation of investments was $(1,268,557), resulting in net unrealized appreciation of $20,355,883.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona

Glossary:

NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

August 31, 2012 (unaudited)

46.3%	United States
10.0%	Japan
9.2%	Hong Kong
8.1%	Australia
5.1%	Canada
4.6%	Singapore
4.6%	United Kingdom
4.4%	France
2.4%	China
1.4%	Netherlands
1.2%	Sweden
0.6%	Brazil
0.5%	Germany
1.5%	Other
0.1%	Short-Term

100.0%

*	All data are as of August 31, 2012. The Fund's country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. "Other" country weightings represent 0.5% or less in the following countries: Belgium, Finland, Switzerland and Thailand.

AllianceBernstein Global Real Estate Investment Fund

August 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity:Other	$21,469,213		$27,220,959		$	– 0	–	$48,690,172
Retail	18,809,317		15,959,285			– 0	–	34,768,602
Residential	12,927,974		6,378,715			– 0	–	19,306,689
Office	10,044,282		6,213,301			– 0	–	16,257,583
Industrials	1,517,285		4,521,165			– 0	–	6,038,450
Lodging	4,094,247		1,617,663			– 0	–	5,711,910
Finance	– 0	–	650,740			– 0	–	650,740
Short-Term Investments	131,188		– 0	–		– 0	–	131,188
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,584,500		– 0	–		– 0	–	4,584,500

Total Investments in Securities	73,578,006		62,561,828			– 0	–	136,139,834
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	413,541			– 0	–	413,541
Liabilities
Forward Currency Exchange Contracts	– 0	–	(219,566)			– 0	–	(219,566)

Total^	$73,578,006		$62,755,803		$	– 0	–	$136,333,809

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2012